ACQUISITIONS Acquisitions (Details) - USD ($)									3 Months Ended									6 Months Ended	8 Months Ended	12 Months Ended
	Jul. 31, 2018	Apr. 17, 2017	Feb. 28, 2017	Sep. 14, 2016	Aug. 31, 2016	Apr. 29, 2016	Apr. 05, 2016	May 05, 2015	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Mar. 31, 2014	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	May 14, 2015	May 12, 2015	May 14, 2014
Business Acquisition [Line Items]
Payments to Acquire Property, Plant, and Equipment																				$ 80,161,000	$ 25,573,000	$ 10,005,000
Cash paid in acquisition																				10,097,000	98,373,000
Maturities of marketable securities																				115,060,000	2,104,209,000	2,067,983,000
Proceeds from Issuance or Sale of Equity				$ 86,753,000			$ 51,625,000
Business Combination, Consideration Transferred, Working Capital Adjustments					$ 1,000,000	$ 37,000
Affiliate									$ 67,213,000	$ 66,195,000	$ 63,016,000	$ 61,164,000	$ 62,381,000	$ 49,120,000	$ 40,808,000	$ 36,697,000				240,654,000	175,448,000	142,102,000
Income (Loss) Attributable to Parent, before Tax									$ 25,869,000	$ 31,453,000	$ 25,981,000	$ 26,713,000	26,330,000	$ 16,893,000	$ 14,302,000	$ 17,282,000				110,016,000	74,807,000	69,008,000
Proceeds from revolving credit facility																				20,000,000	194,700,000	24,500,000
Repayment of term loan																						700,000
Business Combination, Acquisition Related Costs																				533,000	3,522,000	830,000
Torrance Valley Pipeline Company LLC [Member]
Business Acquisition [Line Items]
Entities under common control, assets received, value					$ 344,989,000
Toledo Terminal [Member]
Business Acquisition [Line Items]
Payments to Acquire Property, Plant, and Equipment		$ 10,000,000
Cash paid in acquisition																				$ 10,097,000	$ 0	$ 0
Delaware City Products Pipeline and Truck Rack [Member]
Business Acquisition [Line Items]
Entities under common control, assets received, value								$ 15,975,000
Paulsboro Natural Gas Pipeline Company LLC [Member]
Business Acquisition [Line Items]
Payments to Acquire Property, Plant, and Equipment			$ 11,600,000
Entities under common control, assets received, value			$ 11,538,000
Plains Asset Purchase, East Coast Terminals [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred, Initial Estimate						100,000,000
Total consideration given						98,373,000
Cash paid in acquisition						100,000,000
Maturities of marketable securities						98,336,000
Affiliate																			$ 3,303,000
Third-party																			11,871,000
Income (Loss) Attributable to Parent, before Tax																			5,133,000
Proceeds from revolving credit facility						98,500,000
Repayment of term loan						98,336,000
Business Combination, Post Close Adjustment To Purchase Price						$ (1,627,000)
Torrance Valley Pipeline Company [Member]
Business Acquisition [Line Items]
Affiliate																		$ 24,717,000
Income (Loss) Attributable to Parent, before Tax																		6,341,000
PBF LLC [Member]
Business Acquisition [Line Items]
Partnership common units used to fund Acquisition																							$ 30,500,000
PBF LLC [Member] | Torrance Valley Pipeline Company LLC [Member]
Business Acquisition [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent					50.00%
Total consideration given					$ 175,000,000
Cash paid in acquisition					20,000,000
Maturities of marketable securities					76,200,000
Proceeds from Issuance or Sale of Equity					78,800,000
Proceeds from revolving credit facility					76,200,000
Repayment of term loan					$ 76,200,000
PBF LLC [Member] | Delaware City Products Pipeline and Truck Rack [Member]
Business Acquisition [Line Items]
Total consideration given								143,000,000
Cash paid in acquisition								112,500,000
Partnership common units used to fund Acquisition								$ 30,500,000
Partnership common units used to fund Acquisition (in shares)								1,288,420
Maturities of marketable securities								$ 700,000
Proceeds from revolving credit facility								23,800,000
Repayment of term loan								700,000
Revolving Credit Facility [Member] | PBF LLC [Member] | Delaware City Products Pipeline and Truck Rack [Member]
Business Acquisition [Line Items]
Proceeds from revolving credit facility								700,000
Limited Partner, Affiliate [Member] | PBF LLC [Member]
Business Acquisition [Line Items]
Limited partner interest percentage									44.10%											44.10%
Common Units [Member] | Plains Asset Purchase, East Coast Terminals [Member]
Business Acquisition [Line Items]
Business Acquisition, Pro Forma Earnings Per Share, Basic																					$ 2.11	$ 1.84
Common Units [Member] | Torrance Valley Pipeline Company [Member]
Business Acquisition [Line Items]
Business Acquisition, Pro Forma Earnings Per Share, Basic																					2.18	2.38
Common Units [Member] | PBF LLC [Member]
Business Acquisition [Line Items]
Partnership common units used to fund Acquisition (in shares)																	1,288,420
Subordinated Units [Member] | Plains Asset Purchase, East Coast Terminals [Member]
Business Acquisition [Line Items]
Business Acquisition, Pro Forma Earnings Per Share, Basic																					2.11	1.84
Subordinated Units [Member] | Torrance Valley Pipeline Company [Member]
Business Acquisition [Line Items]
Business Acquisition, Pro Forma Earnings Per Share, Basic																					$ 2.18	$ 2.38
Line of Credit [Member] | Revolving Credit Facility [Member]
Business Acquisition [Line Items]
Debt instrument term																				5 years
Maximum borrowing capacity									$ 360,000,000											$ 360,000,000
Senior Secured Notes [Member]
Business Acquisition [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																								6.875%
Debt instrument, amount borrowed																								$ 350,000,000
Senior Secured Notes [Member] | PBF LLC [Member] | Delaware City Products Pipeline and Truck Rack [Member]
Business Acquisition [Line Items]
Cash paid in acquisition								$ 88,000,000
Wells Fargo Bank [Member] | Line of Credit [Member] | Revolving Credit Facility [Member]
Business Acquisition [Line Items]
Maximum borrowing capacity													$ 325,000,000					$ 325,000,000	$ 325,000,000		$ 325,000,000				$ 275,000,000
Wells Fargo Bank [Member] | Term Loan [Member]
Business Acquisition [Line Items]
Debt instrument term																				3 years
Debt instrument, amount borrowed									$ 300,000,000											$ 300,000,000
Subsequent Event [Member] | Development Assets Acquisition [Member]
Business Acquisition [Line Items]
Stock Issued During Period, Value, New Issues	$ 31,586,000
Stock Issued During Period, Shares, New Issues	1,494,134